UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21478

Name of Registrant:	Vanguard CMT Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: August 31

Date of reporting period: September 1, 2019—August 31, 2020

Item 1: Reports to Shareholders

Annual Report   |   August 31, 2020
Vanguard® CMT Funds
Vanguard® Market Liquidity Fund
Vanguard® Municipal Cash Management Fund

Contents
About Your Fund’s Expenses	1
Market Liquidity Fund	3
Municipal Cash Management Fund	18
Trustees Approve Advisory Arrangements	42

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended August 31, 2020
	Beginning Account Value 2/29/2020	Ending Account Value 8/31/2020	Expenses Paid During Period
Based on Actual Fund Return
Market Liquidity Fund	$1,000.00	$1,002.30	$0.03
Municipal Cash Management Fund	1,000.00	1,003.38	0.05
Based on hypothetical 5% yearly return
Market Liquidity Fund	$1,000.00	$1,025.11	$0.03
Municipal Cash Management Fund	1,000.00	1,025.09	0.05
The calculations are based on expenses incurred in the most recent six-month period. The funds' annualized six-month expense ratio for that period are 0.005% for Market Liquidity Fund, and 0.01% for Municipal Cash Management Fund. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (184/ 366).

Market Liquidity Fund
Distribution by Effective Maturity (% of investments)
As of August 31, 2020
1 - 7 Days	28.4%
8 - 30 Days	18.0
31 - 60 Days	27.9
61 - 90 Days	15.8
91 - 180 Days	9.9

Market Liquidity Fund
Financial Statements
Schedule of Investments
As of August 31, 2020
The fund publishes its holdings on a monthly basis on Vanguard’s website and files them with the Securities and Exchange Commission (SEC) on Form N-MFP. The fund's Form N-MFP filings may be viewed via a link on the "Portfolio Holdings" page at www.vanguard.com or on the SEC’s website at www.sec.gov.
		Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (89.0%)
[2]	Fannie Mae Discount Notes	0.150%	9/2/20	115,750	115,750
[2]	Fannie Mae Discount Notes	0.147%	10/7/20	150,000	149,987
[2]	Fannie Mae Discount Notes	0.112%–0.122%	10/21/20	78,500	78,490
[2]	Fannie Mae Discount Notes	0.099%–0.112%	10/28/20	67,000	66,990
[2]	Fannie Mae Discount Notes	0.091%–0.101%	11/4/20	85,000	84,986
	Federal Farm Credit Banks Discount Notes	0.100%	11/4/20	11,000	10,998
	Federal Farm Credit Banks Discount Notes	0.101%	12/8/20	45,000	44,985
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.040%	0.110%	9/1/20	400,000	399,965
[3]	Federal Farm Credit Banks Funding Corp., U.S. Treasury 3M Bill Money Market Yield + 0.070%	0.175%	9/1/20	81,000	81,019
	Federal Home Loan Banks	0.100%	2/1/21	225,000	224,963
	Federal Home Loan Banks	0.100%	2/8/21	90,000	89,984
	Federal Home Loan Banks	1.375%	2/18/21	57,000	57,326
	Federal Home Loan Banks Discount Notes	0.133%	9/2/20	250,000	250,000
	Federal Home Loan Banks Discount Notes	0.120%–0.139%	9/4/20	141,000	140,999
	Federal Home Loan Banks Discount Notes	0.132%–0.142%	9/9/20	306,265	306,260
	Federal Home Loan Banks Discount Notes	0.122%–0.132%	9/11/20	223,000	222,996
	Federal Home Loan Banks Discount Notes	0.112%–0.122%	9/16/20	362,300	362,289
	Federal Home Loan Banks Discount Notes	0.101%	9/18/20	147,000	146,995
	Federal Home Loan Banks Discount Notes	0.101%–0.122%	9/23/20	282,100	282,088
	Federal Home Loan Banks Discount Notes	0.101%	9/25/20	435,000	434,980
	Federal Home Loan Banks Discount Notes	0.112%	9/30/20	92,061	92,056
	Federal Home Loan Banks Discount Notes	0.101%–0.162%	10/2/20	930,000	929,944
	Federal Home Loan Banks Discount Notes	0.089%–0.162%	10/7/20	1,403,477	1,403,379
	Federal Home Loan Banks Discount Notes	0.122%	10/9/20	301,225	301,203
	Federal Home Loan Banks Discount Notes	0.101%–0.112%	10/14/20	779,400	779,335
	Federal Home Loan Banks Discount Notes	0.091%–0.142%	10/16/20	1,055,000	1,054,907
	Federal Home Loan Banks Discount Notes	0.089%–0.142%	10/21/20	1,060,470	1,060,367
	Federal Home Loan Banks Discount Notes	0.106%–0.117%	10/23/20	817,000	816,917
	Federal Home Loan Banks Discount Notes	0.106%	10/27/20	330,000	329,964
	Federal Home Loan Banks Discount Notes	0.103%–0.106%	10/28/20	717,000	716,920
	Federal Home Loan Banks Discount Notes	0.101%–0.112%	10/30/20	284,000	283,967
	Federal Home Loan Banks Discount Notes	0.106%	11/2/20	200,000	199,966
	Federal Home Loan Banks Discount Notes	0.090%–0.120%	11/4/20	645,000	644,885
	Federal Home Loan Banks Discount Notes	0.106%	11/5/20	375,000	374,932
	Federal Home Loan Banks Discount Notes	0.106%–0.122%	11/6/20	875,000	874,840
	Federal Home Loan Banks Discount Notes	0.103%	11/10/20	36,000	35,993
	Federal Home Loan Banks Discount Notes	0.106%–0.122%	11/12/20	1,588,000	1,587,682

Market Liquidity Fund
		Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Federal Home Loan Banks Discount Notes	0.112%	11/13/20	69,110	69,096
	Federal Home Loan Banks Discount Notes	0.101%	11/18/20	370,000	369,920
	Federal Home Loan Banks Discount Notes	0.100%–0.112%	11/20/20	669,000	668,851
	Federal Home Loan Banks Discount Notes	0.100%–0.117%	11/25/20	863,000	862,796
	Federal Home Loan Banks Discount Notes	0.098%–0.112%	11/27/20	1,182,300	1,182,014
	Federal Home Loan Banks Discount Notes	0.101%	12/3/20	135,000	134,965
	Federal Home Loan Banks Discount Notes	0.132%	12/21/20	11,000	10,997
	Federal Home Loan Banks Discount Notes	0.152%	1/20/21	12,000	11,995
	Federal Home Loan Banks Discount Notes	0.132%–0.142%	2/17/21	41,000	40,981
	Federal Home Loan Banks Discount Notes	0.132%	2/19/21	21,000	20,990
[3]	Federal Home Loan Banks, SOFR + 0.015%	0.085%	9/1/20	500,000	500,012
[3]	Federal Home Loan Banks, SOFR + 0.020%	0.090%	9/1/20	704,000	703,975
[3]	Federal Home Loan Banks, SOFR + 0.030%	0.100%	9/1/20	113,000	113,002
[3]	Federal Home Loan Banks, SOFR + 0.030%	0.100%	9/1/20	106,000	106,001
[3]	Federal Home Loan Banks, SOFR + 0.035%	0.105%	9/1/20	67,000	66,999
[3]	Federal Home Loan Banks, SOFR + 0.035%	0.105%	9/1/20	66,000	65,999
[3]	Federal Home Loan Banks, SOFR + 0.040%	0.110%	9/1/20	375,000	375,001
[3]	Federal Home Loan Banks, SOFR + 0.045%	0.115%	9/1/20	44,000	44,001
[3]	Federal Home Loan Banks, SOFR + 0.050%	0.120%	9/1/20	410,000	410,033
[3]	Federal Home Loan Banks, SOFR + 0.050%	0.120%	9/1/20	350,000	350,001
[3]	Federal Home Loan Banks, SOFR + 0.050%	0.120%	9/1/20	184,000	184,017
[3]	Federal Home Loan Banks, SOFR + 0.050%	0.120%	9/1/20	155,000	155,014
[3]	Federal Home Loan Banks, SOFR + 0.050%	0.120%	9/1/20	85,000	85,007
[3]	Federal Home Loan Banks, SOFR + 0.055%	0.125%	9/1/20	183,500	183,507
[3]	Federal Home Loan Banks, SOFR + 0.060%	0.130%	9/1/20	416,000	416,047
[3]	Federal Home Loan Banks, SOFR + 0.060%	0.130%	9/1/20	284,000	284,028
[3]	Federal Home Loan Banks, SOFR + 0.065%	0.135%	9/1/20	592,000	592,073
[3]	Federal Home Loan Banks, SOFR + 0.070%	0.140%	9/1/20	193,000	193,037
[3]	Federal Home Loan Banks, SOFR + 0.075%	0.145%	9/1/20	76,000	76,016
[3]	Federal Home Loan Banks, SOFR + 0.080%	0.150%	9/1/20	433,000	433,050
[3]	Federal Home Loan Banks, SOFR + 0.080%	0.150%	9/1/20	298,000	298,055
[3]	Federal Home Loan Banks, SOFR + 0.080%	0.150%	9/1/20	101,000	101,021
[3]	Federal Home Loan Banks, SOFR + 0.095%	0.165%	9/1/20	62,000	62,024
[3]	Federal Home Loan Banks, SOFR + 0.100%	0.170%	9/1/20	486,000	486,147
[3]	Federal Home Loan Banks, SOFR + 0.100%	0.170%	9/1/20	383,000	383,098
[3]	Federal Home Loan Banks, SOFR + 0.100%	0.170%	9/1/20	311,000	311,078
[3]	Federal Home Loan Banks, SOFR + 0.110%	0.180%	9/1/20	200,000	200,050
[3]	Federal Home Loan Banks, SOFR + 0.115%	0.185%	9/1/20	250,000	250,101
[3]	Federal Home Loan Banks, SOFR + 0.120%	0.190%	9/1/20	680,000	680,192
[3]	Federal Home Loan Banks, SOFR + 0.130%	0.200%	9/1/20	321,000	321,154
[3]	Federal Home Loan Banks, SOFR + 0.130%	0.200%	9/1/20	26,000	26,015
[3]	Federal Home Loan Banks, SOFR + 0.135%	0.205%	9/1/20	96,000	96,048
[3]	Federal Home Loan Banks, SOFR + 0.140%	0.210%	9/1/20	104,000	104,105
[3]	Federal Home Loan Banks, SOFR + 0.160%	0.230%	9/1/20	291,000	291,221
[2]	Federal Home Loan Mortgage Corp.	1.875%	11/17/20	45,000	45,167
[2,3]	Federal Home Loan Mortgage Corp., SOFR + 0.050%	0.120%	9/1/20	22,000	22,001
[2,3]	Federal Home Loan Mortgage Corp., SOFR + 0.095%	0.165%	9/1/20	100,000	99,949
[2,3]	Federal Home Loan Mortgage Corp., SOFR + 0.100%	0.170%	9/1/20	212,273	212,186
[2,3]	Federal Home Loan Mortgage Corp., SOFR + 0.145%	0.215%	9/1/20	416,000	416,411
[2,3]	Federal Home Loan Mortgage Corp., SOFR + 0.145%	0.215%	9/1/20	150,000	150,148
[2,3]	Federal Home Loan Mortgage Corp., SOFR + 0.150%	0.220%	9/1/20	56,000	56,057
[2,3]	Federal Home Loan Mortgage Corp., SOFR + 0.190%	0.260%	9/1/20	615,000	616,113
[2,3]	Federal Home Loan Mortgage Corp., SOFR + 0.200%	0.270%	9/1/20	41,000	41,074
[2]	Federal National Mortgage Association	1.500%	11/30/20	49,000	49,167
[2]	Federal National Mortgage Association	1.875%	12/28/20	9,000	9,051

Market Liquidity Fund
		Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Federal National Mortgage Association	1.375%	2/26/21	54,000	54,324
[2,3]	Federal National Mortgage Association, SOFR + 0.075%	0.145%	9/1/20	153,500	153,531
[2,3]	Federal National Mortgage Association, SOFR + 0.100%	0.170%	9/1/20	214,000	214,069
[2,3]	Federal National Mortgage Association, SOFR + 0.100%	0.170%	9/1/20	111,000	111,059
[2,3]	Federal National Mortgage Association, SOFR + 0.110%	0.180%	9/1/20	17,000	17,007
[2,3]	Federal National Mortgage Association, SOFR + 0.120%	0.190%	9/1/20	83,000	83,051
[2,3]	Federal National Mortgage Association, SOFR + 0.120%	0.190%	9/1/20	43,000	43,019
[2,3]	Federal National Mortgage Association, SOFR + 0.130%	0.200%	9/1/20	455,500	455,791
[2,3]	Federal National Mortgage Association, SOFR + 0.140%	0.210%	9/1/20	132,500	132,626
[2,3]	Federal National Mortgage Association, SOFR + 0.180%	0.250%	9/1/20	175,000	175,301
[2,3]	Federal National Mortgage Association, SOFR + 0.190%	0.260%	9/1/20	138,000	138,246
[2]	Freddie Mac Discount Notes	0.147%	9/2/20	321,000	320,999
[2]	Freddie Mac Discount Notes	0.147%	9/3/20	429,000	428,998
[2]	Freddie Mac Discount Notes	0.132%–0.142%	9/17/20	222,000	221,991
[2]	Freddie Mac Discount Notes	0.146%	11/2/20	286,000	285,956
[2]	Freddie Mac Discount Notes	0.146%	11/12/20	167,000	166,970
	U.S. Cash Management Bill	0.115%	11/10/20	1,000,000	999,825
	U.S. Cash Management Bill	0.101%	11/17/20	750,000	749,840
	U.S. Cash Management Bill	0.101%	11/24/20	500,000	499,883
	U.S. Cash Management Bill	0.106%	12/1/20	500,000	499,867
	U.S. Cash Management Bill	0.101%	12/8/20	1,000,000	999,714
	U.S. Cash Management Bill	0.096%	12/15/20	1,000,000	999,679
	U.S. Cash Management Bill	0.132%	12/29/20	250,000	249,909
	U.S. Cash Management Bill	0.107%	1/5/21	750,000	749,698
	U.S. Cash Management Bill	0.117%	1/19/21	500,000	499,786
	U.S. Cash Management Bill	0.112%	1/26/21	500,000	499,775
	U.S. Treasury Bill	0.126%–0.140%	9/1/20	1,744,325	1,744,322
	U.S. Treasury Bill	0.097%–0.150%	9/3/20	1,750,000	1,749,990
	U.S. Treasury Bill	0.112%–0.217%	9/8/20	2,754,000	2,753,949
	U.S. Treasury Bill	0.167%	9/10/20	750,000	749,983
	U.S. Treasury Bill	0.102%	9/15/20	2,500,000	2,499,913
	U.S. Treasury Bill	0.082%–0.172%	9/17/20	1,758,820	1,758,750
	U.S. Treasury Bill	0.069%–0.170%	9/22/20	1,750,000	1,749,908
	U.S. Treasury Bill	0.152%–0.170%	9/24/20	1,100,000	1,099,937
	U.S. Treasury Bill	0.173%	9/29/20	1,000,000	999,930
	U.S. Treasury Bill	0.087%–0.165%	10/1/20	2,750,000	2,749,782
	U.S. Treasury Bill	0.093%–0.163%	10/6/20	1,367,025	1,366,905
	U.S. Treasury Bill	0.082%–0.185%	10/8/20	4,125,000	4,124,576
	U.S. Treasury Bill	0.093%–0.144%	10/13/20	1,250,000	1,249,869
	U.S. Treasury Bill	0.142%–0.180%	10/15/20	1,500,000	1,499,826
	U.S. Treasury Bill	0.084%–0.134%	10/20/20	2,687,100	2,686,771
	U.S. Treasury Bill	0.118%–0.155%	10/22/20	2,750,000	2,749,591
	U.S. Treasury Bill	0.084%	10/27/20	2,000,000	1,999,689
	U.S. Treasury Bill	0.155%	10/29/20	1,000,000	999,839
	U.S. Treasury Bill	0.150%	11/5/20	500,000	499,910
	U.S. Treasury Bill	0.145%	11/12/20	250,000	249,950

Market Liquidity Fund
		Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
	U.S. Treasury Bill	0.103%–0.120%	11/19/20	1,750,000	1,749,616
	U.S. Treasury Bill	0.098%–0.110%	11/27/20	3,000,000	2,999,239
	U.S. Treasury Bill	0.100%–0.103%	12/3/20	1,700,000	1,699,561
	U.S. Treasury Bill	0.110%	12/10/20	500,000	499,854
	U.S. Treasury Bill	0.110%	12/17/20	1,000,000	999,688
	U.S. Treasury Bill	0.110%	12/24/20	1,000,000	999,636
	U.S. Treasury Bill	0.130%	1/21/21	250,000	249,896
Total U.S. Government and Agency Obligations (Cost $83,301,829)					83,308,159
Certificates of Deposit (5.7%)
Domestic Banks (0.3%)
	Citibank NA	0.820%	9/4/20	150,000	150,011
	Citibank NA	0.820%	9/8/20	150,000	150,022
					300,033
Yankee Certificates of Deposit (5.4%)
	Bank of Montreal	0.850%	9/8/20	200,000	200,031
	Bayerische Landesbank NY	0.120%	9/1/20	200,000	200,000
	Canadian Imperial Bank of Commerce	0.180%	9/3/20	100,000	100,000
	Commonwealth Bank of Australia	0.230%	12/2/20	40,000	39,998
	Credit Agricole Corporate & Investment Bank	0.210%–0.250%	9/1/20	680,000	680,001
	Credit Agricole Corporate & Investment Bank	0.240%	9/3/20	120,000	120,001
	Landesbank Baden-Wuerttemberg	0.130%	9/1/20	315,000	315,000
	Landesbank Baden-Wuerttemberg	0.130%	9/3/20	500,000	499,999
	Landesbank Baden-Wuerttemberg	0.180%	9/24/20	1,000,000	999,993
	Landesbank Hessen-Thueringen Girozentrale	0.210%	9/3/20	81,000	81,000
	Natixis	0.210%–0.280%	9/1/20	550,000	550,002
	Natixis	0.200%	9/3/20	500,000	500,002
[3]	Royal Bank of Canada, 1M USD LIBOR + 0.250%	0.405%	9/3/20	165,000	165,003
[3]	Svenska Handelsbanken, 1M USD LIBOR + 0.290%	0.473%	9/24/20	100,000	100,013
	Toronto-Dominion Bank	0.200%	9/4/20	350,000	350,002
[3]	Westpac Banking Corp., 1M USD LIBOR + 0.230%	0.393%	9/11/20	32,000	32,002
[3]	Westpac Banking Corp., 1M USD LIBOR + 0.230%	0.392%	9/16/20	129,000	129,010
					5,062,057
Total Certificates of Deposit (Cost $5,362,000)					5,362,090
Commercial Paper (8.6%)
Bank Holding Company (0.1%)
	ABN Amro Funding USA LLC	0.210%	9/3/20	24,000	24,000
	JP Morgan Securities LLC	0.800%	9/10/20	50,000	49,996
					73,996
Finance—Auto (0.2%)
[3]	Toyota Motor Credit Corp., 1M USD LIBOR + 0.080%	0.232%	9/9/20	68,000	68,001
[3]	Toyota Motor Credit Corp., 1M USD LIBOR + 0.080%	0.241%	9/10/20	68,000	68,002
[3]	Toyota Motor Credit Corp., 1M USD LIBOR + 0.080%	0.263%	9/24/20	80,000	80,005
					216,008
Foreign Banks (7.9%)
	Bank of Nova Scotia	0.850%	9/14/20	125,000	124,988
	Barclays Bank plc	0.100%	9/4/20	130,000	129,998
	Barclays Bank plc	0.100%	9/8/20	250,000	249,992
	Caisse Des Depots ET Consignations	0.300%	9/1/20	40,000	40,000
	Caisse Des Depots ET Consignations	0.290%	9/4/20	135,000	134,998
	Caisse Des Depots ET Consignations	0.290%	9/8/20	75,000	74,997
	Caisse Des Depots ET Consignations	0.300%	9/16/20	75,000	74,995
	Caisse Des Depots ET Consignations	0.260%	9/18/20	50,000	49,996

Market Liquidity Fund
		Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Caisse Des Depots ET Consignations	0.250%	9/29/20	200,000	199,973
	Canadian Imperial Bank of Commerce	0.070%	9/1/20	1,338,270	1,338,266
	Canadian Imperial Bank of Commerce	1.047%	9/14/20	250,000	249,988
[3,4,5]	Canadian Imperial Bank of Commerce, 1M USD LIBOR + 0.080%	0.251%	9/21/20	300,000	300,001
[3,4,5]	Commonwealth Bank of Australia, 1M USD LIBOR + 0.220%	0.376%	9/3/20	55,000	55,001
[3,4,5]	Commonwealth Bank of Australia, 1M USD LIBOR + 0.230%	0.385%	9/4/20	93,000	93,002
[3,4,5]	Commonwealth Bank of Australia, 1M USD LIBOR + 0.230%	0.385%	9/8/20	33,000	33,001
[3,4,5]	Commonwealth Bank of Australia, 1M USD LIBOR + 0.280%	0.432%	9/18/20	200,000	200,022
	Corpoerative Centrale	0.070%	9/1/20	882,000	881,998
	Credit Agricole Corporate & Investment Bank	1.420%	9/1/20	954,000	953,997
	European Investment Bank	0.280%	9/2/20	90,000	89,999
	Nederlandse Waterschapsbank NV	0.285%	9/1/20	350,000	349,999
	Royal Bank of Canada	1.000%	9/14/20	150,000	149,991
	Societe Generale SA	1.420%	9/1/20	250,000	249,999
	Toronto-Dominion Bank	0.070%	9/1/20	878,000	877,996
[3,4,5]	Toronto-Dominion Bank, 1M USD LIBOR + 0.260%	0.415%	9/3/20	130,000	130,003
[3,4,5]	Toronto-Dominion Bank, 1M USD LIBOR + 0.300%	0.483%	9/23/20	100,000	100,023
[3,4,5]	Westpac Banking Corp., 1M USD LIBOR + 0.230%	0.385%	9/4/20	209,000	209,005
					7,342,228
Foreign Industrial (0.4%)
	Nestle Capital Corp.	0.902%	9/1/20	90,000	90,000
	Nestle Capital Corp.	0.900%	9/2/20	75,000	74,999
	Total Capital Canada Ltd.	0.470%	9/18/20	175,000	174,988
	Toyota Credit Canada Inc.	0.820%	9/17/20	38,000	37,996
					377,983
Total Commercial Paper (Cost $8,009,948)					8,010,215
Other Notes (0.2%)
	Bank of America NA	0.245%	9/4/20	96,000	96,000
	Bank of America NA	0.200%	9/30/20	104,000	104,012
Total Other Notes (Cost $200,000)					200,012
Repurchase Agreements (0.9%)
	Fixed Income Clearing Corp. (Dated 8/31/20, Repurchase Value $500,001,000, collateralized by U.S. Treasury Note/Bond 2.250%, 11/15/24–12/31/24, with a value of $512,500,000)	0.080%	9/1/20	500,000	500,000
	JPMorgan Chase Bank NA (Dated 8/31/20, Repurchase Value $354,001,000, collateralized by U.S. Treasury Note/Bond 2.000%–2.250%, 8/15/49–2/15/50, with a value of $361,080,000)	0.070%	9/1/20	354,000	354,000
Total Repurchase Agreements (Cost $854,000)					854,000
Taxable Municipal Bonds (0.0%)
[6]	Greene County Development Authority Industrial Revenue VRDO	0.140%	9/7/20	3,750	3,750
[4]	Los Angeles CA Department of Water & Power Revenue TOB VRDO	0.280%	9/7/20	16,000	16,000
[4]	Massachusetts Transportation Fund Revenue TOB VRDO	0.280%	9/7/20	16,000	16,000

Market Liquidity Fund
		Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Seattle WA Municipal Light & Power Revenue TOB VRDO	0.280%	9/7/20	16,000	16,000
Total Taxable Municipal Bonds (Cost $51,750)					51,750
Tax-Exempt Municipal Bonds (0.1%)
[6]	Chicago O'Hare International Airport Port, Airport & Marina Revenue VRDO	0.100%	9/7/20	36,100	36,100
[6]	Clark County Department of Aviation Port, Airport & Marina Revenue VRDO	0.140%	9/7/20	30,050	30,050
[6]	San Francisco City & County Airport Comm.-San Franciso International Airport Port, Airport & Marina Revenue VRDO	0.100%	9/7/20	14,500	14,500
Total Tax-Exempt Municipal Bonds (Cost $80,650)					80,650
Total Investments (104.5%) (Cost $97,860,177)					97,866,876
Other Assets and Liabilities—Net (-4.5%)					(4,241,053)
Net Assets (100%)					93,625,823
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.
2	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
3	Variable rate security; rate shown is effective rate at period end. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
4	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2020, the aggregate value was $1,168,058,000, representing 1.2% of net assets.
5	Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration only to dealers in that program or other “accredited investors.“ At August 31, 2020, the aggregate value of these securities was $1,120,058,000, representing 1.2% of net assets.
6	Scheduled principal and interest payments are guaranteed by bank letter of credit.
LIBOR—London Interbank Offered Rate.
SOFR—Secured Overnight Financing Rate.
TOB—Tender Option Bond.
VRDO—Variable Rate Demand Obligation.

See accompanying Notes, which are an integral part of the Financial Statements.

Market Liquidity Fund
Statement of Assets and Liabilities
As of August 31, 2020

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Unaffiliated Issuers (Cost $97,860,177)	97,866,876
Cash	403
Receivables for Accrued Income	7,866
Total Assets	97,875,145
Liabilities
Payables for Investment Securities Purchased	4,249,104
Payables to Vanguard	218
Total Liabilities	4,249,322
Net Assets	93,625,823
At August 31, 2020, net assets consisted of:

Paid in Capital	93,617,383
Total Distributable Earnings (Loss)	8,440
Net Assets	93,625,823

Net Assets
Applicable to 936,267,544 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	93,625,823
Net Asset Value Per Share	$100.00

See accompanying Notes, which are an integral part of the Financial Statements.

Market Liquidity Fund
Statement of Operations

Year Ended August 31, 2020
($000)
Investment Income
Income
Interest	781,545
Total Income	781,545
Expenses
The Vanguard Group—Note B
Management and Administrative	3,575
Custodian Fees	36
Total Expenses	3,611
Expenses Paid Indirectly	(36)
Net Expenses	3,575
Net Investment Income	777,970
Realized Net Gain (Loss) on Investment Securities Sold	547
Change in Unrealized Appreciation (Depreciation) of Investment Securities	2,538
Net Increase (Decrease) in Net Assets Resulting from Operations	781,055

See accompanying Notes, which are an integral part of the Financial Statements.

Market Liquidity Fund
Statement of Changes in Net Assets

	Year Ended August 31,
	2020 ($000)	2019 ($000)

Increase (Decrease) in Net Assets
Operations
Net Investment Income	777,970	1,505,261
Realized Net Gain (Loss)	547	128
Change in Unrealized Appreciation (Depreciation)	2,538	(3,735)
Net Increase (Decrease) in Net Assets Resulting from Operations	781,055	1,501,654
Distributions[1]
Total Distributions	(777,904)	(1,505,359)
Capital Share Transactions
Issued	814,308,151	651,242,896
Issued in Lieu of Cash Distributions	777,895	1,504,742
Redeemed	(780,683,790)	(648,459,814)
Net Increase (Decrease) from Capital Share Transactions	34,402,256	4,287,824
Total Increase (Decrease)	34,405,407	4,284,119
Net Assets
Beginning of Period	59,220,416	54,936,297
End of Period	93,625,823	59,220,416
1	Certain prior period numbers have been reclassified to conform with current period presentation.

See accompanying Notes, which are an integral part of the Financial Statements.

Market Liquidity Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Year Ended August 31,
	2020	2019	2018	2017	2016[1]
Net Asset Value, Beginning of Period	$100.01	$100.02	$100.02	$100.01	$100.00
Investment Operations
Net Investment Income	1.205	2.440	1.676	.919	.421
Net Realized and Unrealized Gain (Loss) on Investments	(.010)	(.010)	—	.010	.010
Total from Investment Operations	1.195	2.430	1.676	.929	.431
Distributions
Dividends from Net Investment Income	(1.205)	(2.440)	(1.676)	(.919)	(.421)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.205)	(2.440)	(1.676)	(.919)	(.421)
Net Asset Value, End of Period	$100.00	$100.01	$100.02	$100.02	$100.01
Total Return	1.20%	2.46%	1.69%	0.93%	0.43%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$93,626	$59,220	$54,936	$52,870	$43,683
Ratio of Total Expenses to Average Net Assets	0.005%	0.005%	0.005%	0.005%	0.005%
Ratio of Net Investment Income to Average Net Assets	1.09%	2.44%	1.68%	0.93%	0.42%
1	Adjusted to reflect a 1-for-100 reverse share split as of the close of business on August 12, 2016.

See accompanying Notes, which are an integral part of the Financial Statements.

Market Liquidity Fund
Notes to Financial Statements
Vanguard Market Liquidity Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund has been established by Vanguard as a cash management vehicle solely available for investment by the Vanguard funds and certain trusts and accounts managed by Vanguard or its affiliates.
The fund invests in repurchase agreements and in short-term debt instruments of companies primarily operating in specific industries, particularly financial services; the issuers’ abilities to meet their obligations may be affected by economic developments in such industries. Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.
2. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.

Market Liquidity Fund
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended August 31, 2020, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Interest income is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	In accordance with the terms of a services agreement, Vanguard provides to the fund investment advisory, corporate management, administrative, marketing, and distribution services and pays for all other operating expenses (except taxes) for a fee calculated at an annual percentage rate of the average net assets of the fund. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard. All expenses payable to Vanguard are generally settled twice a month.
C.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the year ended August 31, 2020, custodian fee offset arrangements reduced the fund’s expenses by $36,000 (an annual rate of less than 0.01% of average net assets).
D.	Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Market Liquidity Fund
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
At August 31, 2020, 100% of the market value of the fund’s investments was determined based on Level 2 inputs.
E.	Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for distributions in connection with fund share redemptions were reclassified between the following accounts:
Amount ($000)
Paid-in Capital	461
Total Distributable Earnings (Loss)	(461)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences, if any, will reverse at some time in the future. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	1,741
Undistributed Long-Term Gains	—
Capital Loss Carryforwards	—
Qualified Late-Year Losses	—
Net Unrealized Gains (Losses)	6,699
The tax character of distributions paid was as follows:
	Year Ended August 31,
	2020 Amount ($000)	2019 Amount ($000)
Ordinary Income*	777,904	1,505,359
Long-Term Capital Gains	—	—
Total	777,904	1,505,359
*	Includes short-term capital gains, if any.

Market Liquidity Fund
As of August 31, 2020, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	97,860,177
Gross Unrealized Appreciation	7,105
Gross Unrealized Depreciation	(406)
Net Unrealized Appreciation (Depreciation)	6,699
F.	Capital shares issued and redeemed were:

	Year Ended August 31,
	2020	2019
	Shares (000)	Shares (000)
Issued	8,142,564	6,511,924
Issued in Lieu of Cash Distributions	7,779	15,046
Redeemed	(7,806,212)	(6,484,113)
Net Increase (Decrease) in Shares Outstanding	344,131	42,857
G.	Management has determined that no events or transactions occurred subsequent to August 31, 2020, that would require recognition or disclosure in these financial statements.

Municipal Cash Management Fund
Fund Allocation (% of investments)
As of August 31, 2020
New York	19.6%
Texas	9.5
California	6.6
Florida	5.9
Ohio	5.0
Illinois	5.0
Indiana	3.9
Massachusetts	3.7
North Carolina	3.3
Pennsylvania	3.1
Mississippi	2.6
Missouri	2.5
Connecticut	2.5
Nevada	2.4
Multiple States	2.1
Colorado	1.7
Utah	1.7
Louisiana	1.7
Michigan	1.5
Wisconsin	1.5
Washington	1.5
Tennessee	1.4
District of Columbia	1.3
Maryland	1.2
South Carolina	1.0
Arizona	1.0
Other	6.8

Municipal Cash Management Fund
Financial Statements
Schedule of Investments
As of August 31, 2020
The fund publishes its holdings on a monthly basis on Vanguard’s website and files them with the Securities and Exchange Commission (SEC) on Form N-MFP. The fund's Form N-MFP filings may be viewed via a link on the "Portfolio Holdings" page at www.vanguard.com or on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Tax-Exempt Municipal Bonds (99.6%)
Alaska (0.7%)
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue VRDO	0.080%	9/7/20	5,935	5,935
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue VRDO	0.080%	9/7/20	9,425	9,425
	Valdez AK Industrial Revenue (Exxon Pipeline Co. Project) VRDO	0.030%	9/1/20	10,600	10,600
	Valdez AK Industrial Revenue VRDO	0.030%	9/1/20	6,490	6,490
					32,450
Arizona (1.0%)
[1]	Arizona Health Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	0.020%	9/1/20	16,735	16,735
[1]	Arizona Health Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	0.070%	9/7/20	11,600	11,600
[1]	Arizona Health Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	0.070%	9/7/20	9,935	9,935
[1]	Arizona IDA Health, Hospital, Nursing Home Revenue VRDO	0.030%	9/1/20	3,200	3,200
[2]	Scottsdale AZ Municipal Property Corp. Excise Tax Revenue TOB VRDO	0.190%	9/7/20	7,350	7,350
					48,820
California (6.6%)
[1]	Bay Area Toll Authority Highway Revenue VRDO	0.040%	9/7/20	10,000	10,000
[1]	California GO VRDO	0.010%	9/1/20	4,290	4,290
[1]	California GO VRDO	0.050%	9/7/20	6,650	6,650
[1]	California GO VRDO	0.060%	9/7/20	35,000	35,000
[1]	California GO VRDO	0.070%	9/7/20	28,000	28,000
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue VRDO	0.050%	9/7/20	7,200	7,200
[1,2,3]	Irvine CA VRDO	0.020%	9/1/20	11,480	11,480
[1]	Irvine Ranch Water District VRDO	0.020%	9/1/20	9,300	9,300
[1,3]	Irvine Ranch Water District VRDO	0.020%	9/1/20	8,080	8,080
	Los Angeles CA General Fund Revenue TRAN	4.000%	6/24/21	20,000	20,619
	Los Angeles Department of Water & Power System Electric Power & Light Revenue VRDO	0.020%	9/1/20	8,200	8,200
[3]	Los Angeles Department of Water Revenue VRDO	0.010%	9/1/20	19,500	19,500
[1]	Northern California Power Agency Electric Power & Light Revenue VRDO	0.070%	9/7/20	22,000	22,000
[1,3]	Riverside CA Electric Revenue VRDO	0.070%	9/7/20	12,400	12,400
[1]	Riverside County CA COP VRDO	0.070%	9/7/20	5,080	5,080
	San Diego County California Water Authority	0.150%	9/9/20	25,000	25,001

Municipal Cash Management Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	San Francisco City & County Finance Corp. Lease (Abatement) Revenue VRDO	0.050%	9/7/20	6,550	6,550
[1]	Southern California Public Power Authority Natural Gas Revenue (Magnolia Power Project A-20) VRDO	0.020%	9/1/20	45,525	45,525
	University of California College & University Revenue VRDO	0.010%	9/1/20	14,115	14,115
	University of California Medical Center Regents Pooled Health, Hospital, Nursing Home Revenue VRDO	0.010%	9/1/20	3,700	3,700
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue VRDO	0.010%	9/1/20	7,600	7,600
					310,290
Colorado (1.7%)
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	0.090%	9/7/20	15,250	15,250
[2]	Colorado Health Facilities Authority Hospital Revenue (Adventist Health System/Sunbelt Obligated Group) TOB VRDO	0.130%	9/7/20	12,990	12,990
	Colorado Housing and Finance Authority Local or Guaranteed Housing Revenue VRDO	0.090%	9/7/20	13,200	13,200
	Colorado Housing and Finance Authority Local or Guaranteed Housing Revenue VRDO	0.090%	9/7/20	3,845	3,845
[1]	Colorado Housing and Finance Authority Local or Guaranteed Housing Revenue VRDO	0.110%	9/7/20	4,610	4,610
	Denver CO City & County COP VRDO	0.020%	9/1/20	4,155	4,155
[1]	Holland Creek Metropolitan District Water Revenue VRDO	0.090%	9/7/20	4,810	4,810
	University of Colorado College & University Revenue VRDO	0.020%	9/1/20	16,000	16,000
	University of Colorado Hospital Authority Health, Hospital, Nursing Home Revenue VRDO	0.090%	9/7/20	4,670	4,670
	University of Colorado Hospital Authority Health, Hospital, Nursing Home Revenue VRDO	0.090%	9/7/20	2,430	2,430
					81,960
Connecticut (2.5%)
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue VRDO	0.080%	9/7/20	16,000	16,000
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue VRDO	0.080%	9/7/20	5,000	5,000
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue VRDO	0.080%	9/7/20	10,000	10,000
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue VRDO	0.090%	9/7/20	2,355	2,355
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue VRDO	0.090%	9/7/20	20,190	20,190
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue VRDO	0.110%	9/7/20	18,095	18,095
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue VRDO	0.110%	9/7/20	16,670	16,670
	Connecticut State Health & Educational Facilities Authority College & University Revenue VRDO	0.010%	9/1/20	27,300	27,300
					115,610
District of Columbia (1.3%)
[1]	District of Columbia College & University Revenue VRDO	0.080%	9/7/20	5,610	5,610
[1]	District of Columbia College & University Revenue VRDO	0.080%	9/7/20	3,230	3,230
[1]	District of Columbia Health, Hospital, Nursing Home Revenue VRDO	0.020%	9/1/20	6,045	6,045
[1]	District of Columbia Health, Hospital, Nursing Home Revenue VRDO	0.090%	9/7/20	1,615	1,615
[2]	District of Columbia Water & Sewer Authority Public Utility Revenue TOB VRDO	0.090%	9/1/20	9,700	9,700

Municipal Cash Management Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2,4]	District of Columbia Water & Sewer Authority Public Utility Revenue TOB VRDO	0.130%	9/7/20	4,870	4,870
[2]	District of Columbia Water & Sewer Authority Public Utility Revenue TOB VRDO	0.130%	9/7/20	2,550	2,550
[2,4]	District of Columbia Water & Sewer Authority Water Revenue VRDO	0.110%	9/7/20	12,400	12,400
[1]	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue VRDO	0.030%	9/1/20	13,300	13,300
					59,320
Florida (5.9%)
[1,2]	Broward County FL Airport System Revenue TOB VRDO	0.130%	9/7/20	31,360	31,360
[2]	Clearwater FL Water & Sewer Revenue TOB VRDO	0.090%	9/1/20	6,900	6,900
[2]	Florida Board of Education Public Education Capital Outlay GO TOB VRDO	0.090%	9/1/20	11,315	11,315
[1]	Gainesville FL Utilities System Multiple Utility Revenue VRDO	0.030%	9/1/20	36,605	36,605
[2]	Gainesville FL Utilities System Revenue TOB VRDO	0.110%	9/1/20	2,195	2,195
[2]	Greater Orlando Aviation Authority Florida Airport Facilities Revenue TOB VRDO	0.210%	9/7/20	5,000	5,000
[2]	Hillsborough County FL Aviation Authority (Tampa International Airport) TOB VRDO	0.120%	9/7/20	8,000	8,000
[1]	Hillsborough County IDA Health, Hospital, Nursing Home Revenue VRDO	0.040%	9/1/20	7,765	7,765
[2]	Miami Beach FL Water & Sewer Revenue TOB VRDO	0.130%	9/7/20	3,640	3,640
[1]	Miami-Dade County FL Recreational Revenue VRDO	0.090%	9/7/20	17,685	17,685
[1,5]	Miami-Dade County FL Special Obligation Miscellaneous Revenue VRDO	0.090%	9/7/20	3,400	3,400
[2]	Miami-Dade County FL Transit Sales Surtax Revenue TOB VRDO	0.120%	9/7/20	15,600	15,600
[2]	Miami-Dade County FL Water & Sewer Revenue TOB VRDO	0.190%	9/7/20	11,735	11,735
[1]	Miami-Dade County Seaport Department Port, Airport & Marina Revenue VRDO	0.090%	9/7/20	13,000	13,000
[1,2]	Orange County FL School Board COP TOB VRDO	0.040%	9/1/20	11,305	11,305
[2]	Orange County FL School Board COP TOB VRDO	0.190%	9/7/20	7,500	7,500
[2]	Orange County FL School Board COP TOB VRDO	0.190%	9/7/20	3,750	3,750
[1]	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	0.080%	9/7/20	2,305	2,305
[1]	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	0.080%	9/7/20	3,205	3,205
[1]	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	0.080%	9/7/20	5,200	5,200
	Orlando Utilities Commission Electric Power & Light Revenue VRDO	0.110%	9/7/20	43,430	43,430
[1]	Sarasota County Public Hospital District Health, Hospital, Nursing Home Revenue VRDO	0.070%	9/7/20	6,175	6,175
[1]	Sunshine State Governmental Financing Commission Miscellaneous Revenue (Miami Dade County Program) VRDO	0.100%	9/7/20	12,100	12,100
[1,2]	Volusia County FL Hospital Revenue TOB VRDO	0.040%	9/1/20	8,700	8,700
					277,870
Georgia (0.4%)
[2]	Atlanta GA Water & Wastewater Revenue TOB VRDO	0.120%	9/7/20	8,015	8,015
[1]	Cobb County Hospital Authority Health, Hospital, Nursing Home Revenue RAN VRDO	0.090%	9/7/20	7,100	7,100
[2]	Private Colleges & University Authority of Georgia Revenue (Emory University) TOB VRDO	0.040%	9/1/20	6,095	6,095
					21,210

Municipal Cash Management Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Idaho (0.3%)
[1]	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	0.030%	9/1/20	11,990	11,990
Illinois (4.9%)
[1]	Aurora IL College & University Revenue VRDO	0.100%	9/7/20	5,000	5,000
[2]	Chicago IL O'Hare International Airport Revenue TOB VRDO	0.130%	9/7/20	3,640	3,640
[1]	Cook County IL Miscellaneous Revenue VRDO	0.110%	9/7/20	1,456	1,456
	Illinois Educational Facilities Authority Lease Revenue VRDO	0.090%	9/7/20	6,300	6,300
	Illinois Finance Authority College & University Revenue VRDO	0.080%	9/7/20	37,215	37,215
	Illinois Finance Authority College & University Revenue VRDO	0.090%	9/7/20	11,899	11,899
	Illinois Finance Authority College & University Revenue VRDO	0.090%	9/7/20	16,217	16,217
[1]	Illinois Finance Authority College & University Revenue VRDO	0.090%	9/7/20	4,925	4,925
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue VRDO	0.020%	9/1/20	12,945	12,945
[1]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue VRDO	0.020%	9/1/20	9,650	9,650
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue VRDO	0.030%	9/1/20	7,800	7,800
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue VRDO	0.030%	9/1/20	12,215	12,215
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue VRDO	0.090%	9/7/20	23,940	23,940
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue VRDO	0.090%	9/7/20	2,050	2,050
[1]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue VRDO	0.090%	9/7/20	3,500	3,500
[1]	Illinois Finance Authority Miscellaneous Revenue VRDO	0.090%	9/7/20	27,200	27,200
[1]	Illinois Finance Authority Recreational Revenue (Chicago Horticultural Project) VRDO	0.090%	9/7/20	15,000	15,000
[2]	Northwestern Memorial Healthcare Obligated Group TOB VRDO	0.130%	9/7/20	13,100	13,100
[1]	University of Illinois College & University Revenue VRDO	0.110%	9/7/20	17,900	17,900
					231,952
Indiana (3.9%)
[1]	Indiana Finance Authority College & University Revenue VRDO	0.060%	9/7/20	14,705	14,705
[1]	Indiana Finance Authority Health, Hospital, Nursing Home Revenue VRDO	0.030%	9/1/20	14,740	14,740
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue VRDO	0.080%	9/7/20	29,800	29,800
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue VRDO	0.080%	9/7/20	8,500	8,500
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue VRDO	0.090%	9/7/20	29,570	29,570
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue VRDO	0.090%	9/7/20	18,850	18,850
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue VRDO	0.090%	9/7/20	4,000	4,000
[1]	Indiana Finance Authority Industrial Revenue VRDO	0.190%	9/7/20	8,340	8,340
	Indiana Health Facility Financing Authority Health, Hospital, Nursing Home Revenue VRDO	0.080%	9/7/20	14,135	14,135
	Indiana Health Facility Financing Authority Health, Hospital, Nursing Home Revenue VRDO	0.080%	9/7/20	2,075	2,075
[1]	Indiana Municipal Power Agency Electric Power & Light Revenue VRDO	0.030%	9/1/20	37,530	37,530
					182,245

Municipal Cash Management Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Iowa (0.1%)
[1]	Iowa Finance Authority Health, Hospital, Nursing Home Revenue VRDO	0.080%	9/7/20	3,235	3,235
	Iowa Finance Authority Local or Guaranteed Housing Revenue (Mortgage-Backed Securities Program) VRDO	0.080%	9/7/20	4,000	4,000
					7,235
Kansas (0.3%)
[2]	Johnson County KS Water District Revenue TOB VRDO	0.090%	9/1/20	12,420	12,420
Louisiana (1.7%)
	Consolidated Government of the City of Baton Rouge & Parish of East Baton Rouge Industrial Revenue (Exxon Project) VRDO	0.030%	9/1/20	9,595	9,595
	East Baton Rouge Parish Industrial Development Board Inc. Industrial Revenue (ExxonMobil Project) VRDO	0.030%	9/1/20	23,000	23,000
	East Baton Rouge Parish Industrial Development Board Inc. Industrial Revenue (ExxonMobil Project) VRDO	0.030%	9/1/20	29,960	29,960
[2]	East Baton Rouge Parish LA Sewer Commission Revenue TOB VRDO	0.130%	9/7/20	8,000	8,000
[1]	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	0.100%	9/7/20	7,230	7,230
					77,785
Maryland (1.2%)
[2]	Baltimore MD Project Revenue TOB VRDO	0.130%	9/7/20	5,000	5,000
	Maryland Economic Development Corp. Miscellaneous Revenue VRDO	0.090%	9/7/20	25,920	25,920
[1]	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	0.060%	9/7/20	12,330	12,330
[2]	University of Maryland Auxiliary Facility & Tuition Revenue TOB VRDO	0.090%	9/1/20	6,690	6,690
	Washington Suburban Sanitary Commission Water Revenue BAN VRDO	0.100%	9/7/20	5,735	5,735
					55,675
Massachusetts (3.7%)
[2]	Billerica MA GO TOB VRDO	0.090%	9/1/20	4,390	4,390
	Commonwealth of Massachusetts GO VRDO	0.020%	9/1/20	7,695	7,695
	Commonwealth of Massachusetts GO VRDO	0.090%	9/7/20	35,100	35,100
	Massachusetts Bay Transportation Authority Sales Tax Revenue VRDO	0.080%	9/7/20	11,740	11,740
	Massachusetts Bay Transportation Authority Sales Tax Revenue VRDO	0.080%	9/7/20	22,940	22,940
[4]	Massachusetts Bay Transportation Authority Sales Tax Revenue VRDO	0.110%	9/7/20	9,900	9,900
[2]	Massachusetts GO TOB VRDO	0.130%	9/7/20	6,000	6,000
	Massachusetts Health & Educational Facilities Authority College & University Revenue VRDO	0.010%	9/1/20	8,200	8,200
	Massachusetts Health & Educational Facilities Authority College & University Revenue VRDO	0.020%	9/1/20	22,540	22,540
	Massachusetts Health & Educational Facilities Authority Recreational Revenue VRDO	0.030%	9/1/20	27,750	27,750
	University of Massachusetts Building Authority College & University Revenue VRDO	0.070%	9/7/20	17,695	17,695
					173,950

Municipal Cash Management Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Michigan (1.5%)
[2]	Michigan Finance Authority Revenue (Trinity Health Credit Group) TOB VRDO	0.120%	9/7/20	4,070	4,070
[1]	Michigan State Building Authority Lease (Appropriation) Revenue (Multi-Modal Facilities Program) VRDO	0.080%	9/7/20	5,000	5,000
[1,2]	Michigan State University Revenue TOB VRDO	0.050%	9/1/20	29,345	29,345
	University of Michigan College & University Revenue VRDO	0.020%	9/1/20	32,915	32,915
					71,330
Minnesota (0.9%)
	Hennepin County MN GO VRDO	0.090%	9/7/20	4,315	4,315
[1]	Minneapolis MN Health, Hospital, Nursing Home Revenue VRDO	0.030%	9/1/20	8,630	8,630
[1]	Minneapolis MN St. Paul Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue VRDO	0.090%	9/7/20	10,275	10,275
	University of Minnesota Regents	0.220%	9/9/20	18,600	18,601
					41,821
Mississippi (2.6%)
	Mississippi Business Finance Corp. Industrial Revenue (Chevron USA Inc. Project) VRDO	0.030%	9/1/20	17,015	17,015
	Mississippi Business Finance Corp. Industrial Revenue (Chevron USA Inc. Project) VRDO	0.030%	9/1/20	21,040	21,040
	Mississippi Business Finance Corp. Industrial Revenue (Chevron USA Inc. Project) VRDO	0.030%	9/1/20	20,150	20,150
	Mississippi Business Finance Corp. Industrial Revenue VRDO	0.030%	9/1/20	4,700	4,700
	Mississippi Business Finance Corp. Industrial Revenue VRDO	0.030%	9/1/20	17,835	17,835
	Mississippi Business Finance Corp. Industrial Revenue VRDO	0.030%	9/1/20	800	800
	Mississippi Business Finance Corp. Industrial Revenue VRDO	0.030%	9/1/20	11,900	11,900
	Mississippi Business Finance Corp. Industrial Revenue VRDO	0.030%	9/1/20	23,800	23,800
	Mississippi Business Finance Corp. Industrial Revenue VRDO	0.030%	9/1/20	5,120	5,120
					122,360
Missouri (2.5%)
	Missouri Development Finance Board Miscellaneous Revenue VRDO	0.030%	9/1/20	39,240	39,240
	Missouri Development Finance Board Recreational Revenue VRDO	0.030%	9/1/20	20,850	20,850
[1]	Missouri Health & Educational Facilities Authority College & University Revenue VRDO	0.030%	9/1/20	19,600	19,600
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	0.040%	9/1/20	23,175	23,175
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	0.080%	9/7/20	15,500	15,500
					118,365
Multiple States (2.1%)
[2,6]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue VRDO	0.110%	9/7/20	9,780	9,780
[1,2]	Nuveen AMT-Free Municipal Credit Income Fund VRDO VRDP	0.140%	9/3/20	30,000	30,000
[1,2]	Nuveen AMT-Free Municipal Credit Income Fund VRDO VRDP	0.160%	9/3/20	50,000	50,000
[1,2]	Nuveen AMT-Free Quality Municipal Income Fund VRDO VRDP	0.140%	9/3/20	10,000	10,000
					99,780
Nebraska (0.7%)
[1]	Lancaster County Hospital Authority No. 1 Health, Hospital, Nursing Home Revenue	0.030%	9/1/20	11,950	11,950
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue VRDO	0.080%	9/7/20	19,600	19,600
					31,550

Municipal Cash Management Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Nevada (2.4%)
[1]	Clark County Department of Aviation Port, Airport & Marina Revenue VRDO	0.080%	9/7/20	15,690	15,690
[1]	Clark County Department of Aviation Port, Airport & Marina Revenue VRDO	0.090%	9/7/20	12,770	12,770
[1]	Clark County Department of Aviation Port, Airport & Marina Revenue VRDO	0.090%	9/7/20	6,050	6,050
[1]	Clark County Department of Aviation Port, Airport & Marina Revenue VRDO	0.090%	9/7/20	21,410	21,410
[1]	Clark County NV Economic Development Revenue (Opportunity Village Foundation Project) VRDO	0.160%	9/7/20	13,900	13,900
[2]	Clark County NV GO TOB VRDO	0.090%	9/1/20	7,575	7,575
[2]	Las Vegas NV Convention & Visitors Authority Revenue (Clark County) GO TOB VRDO	0.120%	9/7/20	1,400	1,400
[2]	Las Vegas Valley Water District Nevada GO TOB VRDO	0.120%	9/7/20	16,440	16,440
[2]	Nevada Highway Improvement Revenue (Motor Vehicle Fuel Tax) TOB VRDO	0.090%	9/1/20	15,965	15,965
					111,200
New Hampshire (0.1%)
	New Hampshire Health and Education Facilities Authority Act College & University Revenue VRDO	0.030%	9/1/20	5,660	5,660
New Jersey (0.4%)
[1]	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue VRDO	0.080%	9/7/20	7,425	7,425
[1,2]	New Jersey Transportation Trust Fund Authority Transportation System Revenue TOB VRDO	0.150%	9/7/20	11,150	11,150
					18,575
New Mexico (0.2%)
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue VRDO	0.020%	9/1/20	10,300	10,300
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue VRDO	0.020%	9/1/20	300	300
					10,600
New York (19.5%)
[1]	Geneva Industrial Development Agency College & University Revenue VRDO	0.110%	9/7/20	2,205	2,205
[1]	Metropolitan Transportation Authority Fuel Sales Tax Revenue VRDO	0.020%	9/1/20	4,000	4,000
[1]	Metropolitan Transportation Authority Transit Revenue VRDO	0.030%	9/1/20	15,520	15,520
[1]	Metropolitan Transportation Authority Transit Revenue VRDO	0.100%	9/7/20	20,250	20,250
[1]	Nassau Health Care Corp. Health, Hospital, Nursing Home Revenue VRDO	0.090%	9/7/20	7,500	7,500
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	0.080%	9/7/20	2,625	2,625
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	0.080%	9/7/20	30,000	30,000
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	0.080%	9/7/20	40,550	40,550
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	0.080%	9/7/20	13,000	13,000
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	0.090%	9/7/20	7,855	7,855
[2]	New York City NY GO TOB VRDO	0.120%	9/7/20	9,330	9,330
[1,2]	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue TOB VRDO	0.050%	9/1/20	29,930	29,930

Municipal Cash Management Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	New York City NY Transitional Finance Authority Future Tax Revenue TOB VRDO	0.120%	9/7/20	9,335	9,335
[2]	New York City NY Transitional Finance Authority Future Tax Revenue TOB VRDO	0.130%	9/7/20	3,335	3,335
[2]	New York City NY Transitional Finance Authority Future Tax Secured Revenue TOB VRDO	0.140%	9/7/20	12,895	12,895
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	0.020%	9/1/20	21,450	21,450
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	0.020%	9/1/20	3,790	3,790
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	0.020%	9/1/20	1,200	1,200
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	0.020%	9/1/20	11,000	11,000
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	0.030%	9/1/20	375	375
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	0.030%	9/1/20	5,950	5,950
	New York City Transitional Finance Authority Future Tax Secured Miscellaneous Taxes Revenue VRDO	0.030%	9/1/20	15,335	15,335
[2]	New York City Transitional Finance Authority Future Tax Secured Revenue TOB VRDO	0.130%	9/7/20	7,005	7,005
[1]	New York City Trust for Cultural Resources Miscellaneous Revenue VRDO	0.100%	9/7/20	5,400	5,400
	New York City Trust for Cultural Resources Recreational Revenue VRDO	0.100%	9/7/20	6,990	6,990
	New York City Water & Sewer System Water Revenue VRDO	0.020%	9/1/20	16,200	16,200
	New York City Water & Sewer System Water Revenue VRDO	0.020%	9/1/20	7,520	7,520
	New York City Water & Sewer System Water Revenue VRDO	0.020%	9/1/20	2,450	2,450
	New York City Water & Sewer System Water Revenue VRDO	0.020%	9/1/20	15,550	15,550
	New York City Water & Sewer System Water Revenue VRDO	0.020%	9/1/20	5,280	5,280
	New York City Water & Sewer System Water Revenue VRDO	0.030%	9/1/20	14,350	14,350
	New York City Water & Sewer System Water Revenue VRDO	0.030%	9/1/20	1,000	1,000
	New York City Water & Sewer System Water Revenue VRDO	0.030%	9/1/20	7,755	7,755
	New York City Water & Sewer System Water Revenue VRDO	0.070%	9/7/20	23,875	23,875
	New York City Water & Sewer System Water Revenue VRDO	0.100%	9/7/20	17,900	17,900
	New York Mortgage Agency Local or Guaranteed Housing Revenue VRDO	0.080%	9/7/20	10,480	10,480
[1]	New York NY GO VRDO	0.020%	9/1/20	18,800	18,800
	New York NY GO VRDO	0.030%	9/1/20	22,555	22,555
	New York NY GO VRDO	0.030%	9/1/20	905	905
	New York NY GO VRDO	0.030%	9/1/20	12,050	12,050
	New York NY GO VRDO	0.030%	9/1/20	2,800	2,800
[1]	New York NY GO VRDO	0.040%	9/1/20	1,975	1,975
[1]	New York NY GO VRDO	0.080%	9/7/20	30,795	30,795
[1]	New York NY GO VRDO	0.080%	9/7/20	6,250	6,250
[1]	New York NY GO VRDO	0.080%	9/7/20	10,985	10,985
[1]	New York NY GO VRDO	0.100%	9/7/20	4,000	4,000
[1]	New York NY GO VRDO	0.120%	9/7/20	7,025	7,025
[1]	New York State Dormitory Authority Appropriations Revenue VRDO	0.090%	9/7/20	5,150	5,150
[1]	New York State Dormitory Authority College & University Revenue VRDO	0.080%	9/7/20	14,610	14,610
	New York State Dormitory Authority College & University Revenue VRDO	0.080%	9/7/20	1,300	1,300
[1]	New York State Dormitory Authority College & University Revenue VRDO	0.080%	9/7/20	20,000	20,000

Municipal Cash Management Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/31/21	10,000	10,281
[2]	New York State Dormitory Authority Sales Tax Revenue TOB VRDO	0.120%	9/7/20	11,200	11,200
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	0.070%	9/7/20	8,050	8,050
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	0.080%	9/7/20	45,000	45,000
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	0.080%	9/7/20	90,845	90,845
[1]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	0.090%	9/7/20	10,005	10,005
	New York State Urban Development Corp. Income Tax Revenue VRDO	0.090%	9/7/20	13,350	13,350
	New York State Urban Development Corp. Income Tax Revenue VRDO	0.090%	9/7/20	9,490	9,490
	New York State Urban Development Corp. Income Tax Revenue VRDO	0.090%	9/7/20	2,525	2,525
[2]	New York State Urban Development Corp. Revenue (Personal Income Tax) TOB VRDO	0.110%	9/7/20	11,500	11,500
[1,2]	Nuveen New York AMT-Free Quality Municipal Income Fund VRDO VRDP	0.120%	9/3/20	45,400	45,400
[1,2]	Nuveen New York AMT-Free Quality Municipal Income Fund VRDO VRDP	0.120%	9/3/20	16,700	16,700
[2]	Port Authority of New York & New Jersey Revenue TOB VRDO	0.100%	9/7/20	8,290	8,290
[2]	Port Authority of New York & New Jersey Revenue TOB VRDO	0.120%	9/7/20	1,220	1,220
[2]	Port Authority of New York & New Jersey Revenue TOB VRDO	0.130%	9/7/20	5,600	5,600
[1]	Triborough Bridge & Tunnel Authority Highway Revenue VRDO	0.030%	9/1/20	5,665	5,665
[1]	Triborough Bridge & Tunnel Authority Highway Revenue VRDO	0.030%	9/1/20	23,900	23,900
[2]	Triborough Bridge & Tunnel Authority New York Revenue TOB VRDO	0.130%	9/7/20	13,985	13,985
[1]	Triborough Bridge & Tunnel Authority Transit Revenue VRDO	0.020%	9/1/20	14,960	14,960
					916,351
North Carolina (3.3%)
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue VRDO	0.020%	9/1/20	29,580	29,580
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue VRDO	0.020%	9/1/20	8,500	8,500
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue VRDO	0.080%	9/7/20	6,400	6,400
[1,3]	Durham County Industrial Facilities & Pollution Control Financing Authority College & University Revenue VRDO	0.160%	9/7/20	15,590	15,590
[2]	Mecklenburg County NC GO TOB VRDO	0.090%	9/1/20	5,600	5,600
[2]	North Carolina Capital Facilities Finance Agency Revenue (Duke University Project) TOB VRDO	0.120%	9/7/20	44,755	44,755
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue VRDO	0.110%	9/7/20	36,970	36,970
	University of North Carolina at Chapel Hill Health, Hospital, Nursing Home Revenue VRDO	0.090%	9/7/20	5,860	5,860
					153,255
Ohio (5.0%)
[1]	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue VRDO	0.090%	9/7/20	4,980	4,980
	Cleveland-Cuyahoga County Port Authority Recreational Revenue (Museum of Art Project) VRDO	0.090%	9/7/20	4,150	4,150
	Cleveland-Cuyahoga County Port Authority Recreational Revenue (Museum of Art Project) VRDO	0.100%	9/7/20	11,700	11,700

Municipal Cash Management Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Columbus Regional Airport Authority Miscellaneous Revenue VRDO	0.100%	9/7/20	700	700
[1]	Columbus Regional Airport Authority Port, Airport & Marina Revenue VRDO	0.100%	9/7/20	12,130	12,130
[1]	Franklin County OH Health, Hospital, Nursing Home Revenue VRDO	0.080%	9/7/20	760	760
[1,3]	Franklin County OH Health, Hospital, Nursing Home Revenue VRDO	0.080%	9/7/20	8,000	8,000
	Franklin County OH Health, Hospital, Nursing Home Revenue VRDO	0.080%	9/7/20	8,000	8,000
	Hamilton County OH Health, Hospital, Nursing Home Revenue VRDO	0.080%	9/7/20	9,135	9,135
[1]	Hamilton County OH Health, Hospital, Nursing Home Revenue VRDO	0.090%	9/7/20	7,320	7,320
	Ohio GO VRDO	0.070%	9/7/20	4,065	4,065
	Ohio GO VRDO	0.080%	9/7/20	5,965	5,965
	Ohio GO VRDO	0.080%	9/7/20	6,360	6,360
	Ohio Health, Hospital, Nursing Home Revenue VRDO	0.020%	9/1/20	49,000	49,000
	Ohio Health, Hospital, Nursing Home Revenue VRDO	0.080%	9/7/20	16,550	16,550
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue VRDO	0.030%	9/1/20	3,735	3,735
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue VRDO	0.030%	9/1/20	17,440	17,440
[3]	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	0.100%	9/7/20	8,135	8,135
	Ohio State University College & University Revenue VRDO	0.080%	9/7/20	4,185	4,185
	Ohio State University College & University Revenue VRDO	0.080%	9/7/20	12,655	12,655
	Ohio State University College & University Revenue VRDO	0.080%	9/7/20	14,075	14,075
	Ohio State University College & University Revenue VRDO	0.080%	9/7/20	7,875	7,875
	Ohio State University College & University Revenue VRDO	0.080%	9/7/20	19,400	19,400
					236,315
Oregon (0.3%)
[1]	Clackamas County Hospital Facility Authority Health, Hospital, Nursing Home Revenue VRDO	0.090%	9/7/20	4,285	4,285
	Oregon GO VRDO	0.030%	9/1/20	4,600	4,600
	Oregon GO VRDO	0.030%	9/1/20	3,500	3,500
	Oregon GO VRDO	0.030%	9/1/20	3,400	3,400
					15,785
Pennsylvania (3.1%)
[1,2]	Allegheny County PA Hospital Development Authority Revenue (University of Pittsburgh Medical Center) TOB VRDO	0.050%	9/1/20	32,545	32,545
[1]	Delaware Valley Regional Finance Authority Indirect Ad Valorem Property Revenue VRDO	0.080%	9/7/20	19,735	19,735
[1]	Delaware Valley Regional Finance Authority Miscellaneous Revenue VRDO	0.090%	9/7/20	14,500	14,500
[2]	Pennsylvania Higher Educational Facilities Authority Revenue (University of Pennsylvania Health System) TOB VRDO	0.110%	9/7/20	6,945	6,945
[1]	Pennsylvania Turnpike Commission Highway Revenue VRDO	0.070%	9/7/20	1,400	1,400
[1]	Pennsylvania Turnpike Commission Highway Revenue VRDO	0.070%	9/7/20	25,000	25,000
[2,4]	Pennsylvania Turnpike Commission Revenue TOB VRDO	0.040%	9/1/20	11,600	11,600
[1]	Philadelphia Authority for Industrial Development Health, Hospital, Nursing Home Revenue (Gift of Life Donor Program) VRDO	0.080%	9/7/20	6,435	6,435
[1]	Philadelphia Gas Works Co. Natural Gas Revenue VRDO	0.070%	9/7/20	7,200	7,200
[1]	Ridley School District GO VRDO	0.090%	9/7/20	2,375	2,375

Municipal Cash Management Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Southcentral Pennsylvania General Authority Health, Hospital, Nursing Home Revenue VRDO	0.140%	9/7/20	19,500	19,500
					147,235
Rhode Island (0.9%)
[1]	Rhode Island Health and Educational Building Corp. College & University Revenue VRDO	0.090%	9/7/20	24,430	24,430
[1]	Rhode Island Health and Educational Building Corp. College & University Revenue VRDO	0.090%	9/7/20	4,655	4,655
[1]	Rhode Island Health and Educational Building Corp. College & University Revenue VRDO	0.090%	9/7/20	11,350	11,350
					40,435
South Carolina (1.0%)
[2]	McLeod Health Obligated Group TOB VRDO	0.130%	9/7/20	3,000	3,000
[1]	South Carolina Jobs-Economic Development Authority Private Schools Revenue VRDO	0.070%	9/7/20	6,100	6,100
[1]	South Carolina Public Service Authority Electric Power & Light Revenue VRDO	0.200%	9/7/20	39,990	39,990
					49,090
Tennessee (1.4%)
[1]	Clarksville Public Building Authority Miscellaneous Revenue VRDO	0.050%	9/1/20	2,275	2,275
[1]	Clarksville Public Building Authority Miscellaneous Revenue VRDO	0.050%	9/1/20	8,775	8,775
[1]	Clarksville Public Building Authority Miscellaneous Revenue VRDO	0.060%	9/1/20	7,975	7,975
[1]	Clarksville Public Building Authority Miscellaneous Revenue VRDO	0.120%	9/7/20	6,675	6,675
[2]	Metropolitan Government of Nashville & Davidson County TN GO TOB VRDO	0.090%	9/1/20	895	895
[1]	Montgomery County Public Building Authority Miscellaneous Revenue VRDO	0.050%	9/1/20	20,435	20,435
[1]	Montgomery County Public Building Authority Miscellaneous Revenue VRDO	0.050%	9/1/20	5,650	5,650
[2]	Tennessee Housing Development Agency Residential Finance Program Revenue TOB VRDO	0.130%	9/7/20	4,400	4,400
[2]	Tennessee Housing Development Agency Residential Finance Program Revenue TOB VRDO	0.130%	9/7/20	7,405	7,405
					64,485
Texas (9.4%)
[1]	Austin TX Hotel Occupancy Tax Revenue VRDO	0.110%	9/7/20	7,955	7,955
[2]	Conroe TX Independent School District GO TOB VRDO	0.090%	9/1/20	22,240	22,240
[1]	Dallas Performing Arts Cultural Facilities Corp. Recreational Revenue (Dallas Center Foundation Project) VRDO	0.090%	9/7/20	300	300
[2]	Dallas TX Area Rapid Transit Sales Tax Revenue TOB VRDO	0.120%	9/7/20	6,620	6,620
[2]	Grand Parkway Transportation Corp. Texas System Toll Revenue TOB VRDO	0.140%	9/7/20	47,600	47,600
	Gulf Coast IDA Industrial Revenue (Exxon Mobil Project) VRDO	0.010%	9/1/20	10,000	10,000
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	0.080%	9/7/20	16,400	16,400
	Harris County Health Facilities Development Corp. Health, Hospital, Nursing Home Revenue VRDO	0.020%	9/1/20	20,000	20,000
[1]	Harris County Hospital District Health, Hospital, Nursing Home Revenue VRDO	0.130%	9/7/20	3,440	3,440
	Houston TX Combined Utility System Electric Power & Light Revenue VRDO	0.090%	9/7/20	26,500	26,500
[1]	Houston TX Combined Utility System Water Revenue VRDO	0.090%	9/7/20	23,735	23,735

Municipal Cash Management Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Houston TX Combined Utility System Water Revenue VRDO	0.090%	9/7/20	6,185	6,185
	Permanent University Fund - University of Texas System College & University Revenue VRDO	0.060%	9/7/20	15,980	15,980
	Red River Education Finance Corp. College & University Revenue (Texas Christian University Project) VRDO	0.070%	9/7/20	13,950	13,950
	Red River Education Finance Corp. College & University Revenue VRDO	0.080%	9/7/20	36,000	36,000
[2]	San Antonio TX Electric & Gas Systems Revenue TOB VRDO	0.130%	9/7/20	5,000	5,000
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	0.090%	9/7/20	37,945	37,945
[1]	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	0.090%	9/7/20	22,000	22,000
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	0.100%	9/7/20	8,425	8,425
[1,2]	Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue (Baylor Scott & White Healthcare Project) TOB VRDO	0.120%	9/7/20	13,200	13,200
[3]	Texas General Fund Revenue TRAN	4.000%	8/26/21	1,000	1,037
	Texas GO VRDO	0.090%	9/7/20	8,650	8,650
	Texas GO VRDO	0.090%	9/7/20	9,670	9,670
	Texas GO VRDO	0.110%	9/7/20	2,500	2,500
	Texas GO VRDO	0.120%	9/7/20	13,590	13,590
	Texas GO VRDO	0.130%	9/7/20	7,930	7,930
	Texas Public Finance Authority Revenue	0.350%	10/29/20	25,000	25,005
	University of Texas Permanent University Fund Revenue	0.150%	12/2/20	25,000	25,000
	University of Texas System College & University Revenue VRDO	0.070%	9/7/20	6,825	6,825
					443,682
Utah (1.7%)
	Murray UT Health, Hospital, Nursing Home Revenue VRDO	0.010%	9/1/20	44,630	44,630
	Murray UT Revenue VRDO	0.020%	9/1/20	6,975	6,975
	Murray UT Revenue VRDO	0.020%	9/1/20	15,100	15,100
	Weber County UT Health, Hospital, Nursing Home Revenue VRDO	0.020%	9/1/20	14,945	14,945
					81,650
Virginia (0.3%)
[3]	Albermarle County Economic Development Authority Health, Hospital, Nursing Home Revenue VRDO	0.030%	9/1/20	8,300	8,300
[1]	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue VRDO	0.080%	9/7/20	5,550	5,550
					13,850
Washington (1.5%)
	King County WA GO VRDO	0.020%	9/1/20	12,850	12,850
	King County WA GO VRDO	0.100%	9/7/20	12,000	12,000
[2]	King County WA Sewer Revenue TOB VRDO	0.130%	9/7/20	8,105	8,105
[2]	Seattle WA Water System Revenue TOB VRDO	0.090%	9/1/20	4,000	4,000
[2]	Washington GO TOB VRDO	0.130%	9/7/20	8,865	8,865
[2]	Washington GO VRDO	0.110%	9/7/20	9,400	9,400
[2]	Washington Health Care Facilities Authority Revenue (Children's Hospital & Regional Medical Center) TOB VRDO	0.120%	9/7/20	8,155	8,155
	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue VRDO	0.090%	9/7/20	5,195	5,195
					68,570

Municipal Cash Management Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
West Virginia (0.4%)
[1,3]	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue VRDO	0.110%	9/7/20	4,670	4,670
[1]	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue VRDO	0.150%	9/7/20	13,345	13,345
					18,015
Wisconsin (1.5%)
	Milwaukee WI General Fund Revenue	2.000%	10/1/20	5,000	5,007
	University of Wisconsin Hospitals & Clinics Health, Hospital, Nursing Home Revenue VRDO	0.020%	9/1/20	14,300	14,300
	University of Wisconsin Hospitals & Clinics Health, Hospital, Nursing Home Revenue VRDO	0.030%	9/1/20	17,830	17,830
[2]	Wisconsin Health & Educational Facilities Authority Revenue (Children's Hospital of Wisconsin Inc.) TOB VRDO	0.120%	9/7/20	5,125	5,125
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue VRDO	0.090%	9/7/20	6,650	6,650
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue VRDO	0.090%	9/7/20	1,200	1,200
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue VRDO	0.090%	9/7/20	18,500	18,500
					68,612
Wyoming (0.7%)
	Lincoln County WY Resource Recovery Revenue VRDO	0.030%	9/1/20	5,200	5,200
	Sublette County WY Industrial Revenue (ExxonMobil Project) VRDO	0.030%	9/1/20	17,895	17,895
	Wyoming Community Development Authority Local or Guaranteed Housing Revenue VRDO	0.090%	9/7/20	9,000	9,000
					32,095
Total Investments (99.6%) (Cost $4,681,392)					4,681,448
Other Assets and Liabilities—Net (0.4%)					19,131
Net Assets (100%)					4,700,579
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Scheduled principal and interest payments are guaranteed by bank letter of credit.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2020, the aggregate value was $888,595,000, representing 18.9% of net assets.
3	Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of August 31, 2020.
4	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
5	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
6	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
GO—General Obligation Bond.
IDA—Industrial Development Authority Bond.
RAN—Revenue Anticipation Note.
TOB—Tender Option Bond.
TRAN—Tax Revenue Anticipation Note.
VRDO—Variable Rate Demand Obligation.
VRDP—Variable Rate Demand Preferred.

See accompanying Notes, which are an integral part of the Financial Statements.

Municipal Cash Management Fund
Statement of Assets and Liabilities
As of August 31, 2020

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Unaffiliated Issuers (Cost $4,681,392)	4,681,448
Cash	1,634
Receivables for Investment Securities Sold	18,840
Receivables for Accrued Income	1,348
Total Assets	4,703,270
Liabilities
Payables for Investment Securities Purchased	2,668
Payables to Vanguard	23
Total Liabilities	2,691
Net Assets	4,700,579
At August 31, 2020, net assets consisted of:

Paid in Capital	4,700,442
Total Distributable Earnings (Loss)	137
Net Assets	4,700,579

Net Assets
Applicable to 46,997,075 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	4,700,579
Net Asset Value Per Share	$100.02

See accompanying Notes, which are an integral part of the Financial Statements.

Municipal Cash Management Fund
Statement of Operations

Year Ended August 31, 2020
($000)
Investment Income
Income
Interest	29,627
Total Income	29,627
Expenses
The Vanguard Group—Note B
Management and Administrative	347
Custodian Fees	23
Total Expenses	370
Expenses Paid Indirectly	(23)
Net Expenses	347
Net Investment Income	29,280
Realized Net Gain (Loss) on Investment Securities Sold	107
Change in Unrealized Appreciation (Depreciation) of Investment Securities	(83)
Net Increase (Decrease) in Net Assets Resulting from Operations	29,304

See accompanying Notes, which are an integral part of the Financial Statements.

Municipal Cash Management Fund
Statement of Changes in Net Assets

	Year Ended August 31,
	2020 ($000)	2019 ($000)

Increase (Decrease) in Net Assets
Operations
Net Investment Income	29,280	43,363
Realized Net Gain (Loss)	107	2
Change in Unrealized Appreciation (Depreciation)	(83)	137
Net Increase (Decrease) in Net Assets Resulting from Operations	29,304	43,502
Distributions[1]
Total Distributions	(29,280)	(43,381)
Capital Share Transactions
Issued	10,417,533	7,100,962
Issued in Lieu of Cash Distributions	29,280	43,381
Redeemed	(9,035,379)	(5,790,527)
Net Increase (Decrease) from Capital Share Transactions	1,411,434	1,353,816
Total Increase (Decrease)	1,411,458	1,353,937
Net Assets
Beginning of Period	3,289,121	1,935,184
End of Period	4,700,579	3,289,121
1	Certain prior period numbers have been reclassified to conform with current period presentation.

See accompanying Notes, which are an integral part of the Financial Statements.

Municipal Cash Management Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Year Ended August 31,
	2020	2019	2018	2017	2016[1]
Net Asset Value, Beginning of Period	$100.01	$100.01	$100.01	$100.01	$100.00
Investment Operations
Net Investment Income	.933	1.569	1.190	.718	.190
Net Realized and Unrealized Gain (Loss) on Investments	.010	—	—	—	.010
Total from Investment Operations	.943	1.569	1.190	.718	.200
Distributions
Dividends from Net Investment Income	(.933)	(1.569)	(1.190)	(.718)	(.190)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.933)	(1.569)	(1.190)	(.718)	(.190)
Net Asset Value, End of Period	$100.02	$100.01	$100.01	$100.01	$100.01
Total Return	0.95%	1.58%	1.20%	0.72%	0.20%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,701	$3,289	$1,935	$2,456	$3,110
Ratio of Total Expenses to Average Net Assets	0.01%	0.01%	0.01%	0.01%	0.01%
Ratio of Net Investment Income to Average Net Assets	0.84%	1.57%	1.18%	0.72%	0.19%
1	Adjusted to reflect a 1-for-100 reverse share split as of the close of business on August 12, 2016.

See accompanying Notes, which are an integral part of the Financial Statements.

Municipal Cash Management Fund
Notes to Financial Statements
Vanguard Municipal Cash Management Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund has been established by Vanguard as a cash management vehicle solely available for investment by the Vanguard funds and certain trusts and accounts managed by Vanguard or its affiliates.
The fund invests in a variety of high-quality short-term municipal securities; the issuers’ abilities to meet their obligations may be affected by economic and political developments in a specific state or region. Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.
2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
3. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
4. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds

Municipal Cash Management Fund
effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended August 31, 2020, the fund did not utilize the credit facilities or the Interfund Lending Program.
5. Other: Interest income is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	In accordance with the terms of a services agreement, Vanguard provides to the fund investment advisory, corporate management, administrative, marketing, and distribution services and pays for all other operating expenses (except taxes) for a fee calculated at an annual percentage rate of the average net assets of the fund. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard. All expenses payable to Vanguard are generally settled twice a month.
C.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the year ended August 31, 2020, custodian fee offset arrangements reduced the fund’s expenses by $23,000 (an annual rate of less than 0.01% of average net assets).
D.	Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
At August 31, 2020, 100% of the market value of the fund’s investments was determined based on Level 2 inputs.

Municipal Cash Management Fund
E.	Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for distributions in connection with fund share redemptions were reclassified between the following accounts:
Amount ($000)
Paid-in Capital	25
Total Distributable Earnings (Loss)	(25)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences, if any, will reverse at some time in the future. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	81
Undistributed Long-Term Gains	—
Capital Loss Carryforwards	—
Qualified Late-Year Losses	—
Net Unrealized Gains (Losses)	56
The tax character of distributions paid was as follows:
	Year Ended August 31,
	2020 Amount ($000)	2019 Amount ($000)
Tax Exempt Income	29,280	43,381
Ordinary Income*	—	—
Long-Term Capital Gains	—	—
Total	29,280	43,381
*	Includes short-term capital gains, if any.
As of August 31, 2020, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	4,681,392
Gross Unrealized Appreciation	56
Gross Unrealized Depreciation	—
Net Unrealized Appreciation (Depreciation)	56

Municipal Cash Management Fund
F.	The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended August 31, 2020, such purchases and sales were $1,238,195,000 and $522,247,000, respectively.
G.	Capital shares issued and redeemed were:

	Year Ended August 31,
	2020	2019
	Shares (000)	Shares (000)
Issued	104,161	71,002
Issued in Lieu of Cash Distributions	293	434
Redeemed	(90,344)	(57,900)
Net Increase (Decrease) in Shares Outstanding	14,110	13,536
H.	Management has determined that no events or transactions occurred subsequent to August 31, 2020, that would require recognition or disclosure in these financial statements.

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Vanguard CMT Funds and Shareholders of Vanguard Market Liquidity Fund and Vanguard Municipal Cash Management Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Vanguard Market Liquidity Fund and Vanguard Municipal Cash Management Fund (constituting Vanguard CMT Funds, hereafter collectively referred to as the “Funds”) as of August 31, 2020, the related statements of operations for the year ended August 31, 2020, the statements of changes in net assets for each of the two years in the period ended August 31, 2020, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2020 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2020, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended August 31, 2020 and each of the financial highlights for each of the five years in the period ended August 31, 2020 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2020 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
October 16, 2020
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.

Special 2020 tax information (unaudited) for Vanguard® Market Liquidity Fund
This information for the fiscal year ended August 31, 2020, is included pursuant to provisions of the Internal Revenue Code.
For nonresident alien shareholders, 100% of short-term capital gain dividends distributed by the fund are qualified short-term capital gains.
The percentage of the ordinary dividends reported by the fund that is treated as a Section 163(j) interest dividend and thus is eligible to be treated as interest income for purposes of Section 163(j) and the regulations thereunder is 100%.
For nonresident alien shareholders, 75.7% of income dividends are interest-related dividends.

Special 2020 tax information (unaudited) for Vanguard® Municipal Cash Management Fund
This information for the fiscal year ended August 31, 2020, is included pursuant to provisions of the Internal Revenue Code.
The fund distributed $16,000 as capital gain dividends (20% rate gain distributions) to shareholders during the fiscal year.
For nonresident alien shareholders, 100% of short-term capital gain dividends distributed by the fund are qualified short-term capital gains.

Trustees Approve Advisory Arrangements
The board of trustees of Vanguard Market Liquidity Fund and Vanguard Municipal Cash Management Fund has renewed each fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Fixed Income Group. The board determined that continuing each fund’s internalized management structure was in the best interests of the fund and its shareholders.
The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year through advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decision.
Nature, extent, and quality of services
The board reviewed the quality of each fund’s investment management services over both the short and long term and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.
The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of each advisory arrangement.
Investment performance
The board considered the short- and long-term performance of each fund, including any periods of outperformance or underperformance compared with its peer group. The board concluded that the performance was such that each advisory arrangement should continue.

Cost
The board concluded that each fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that each fund’s advisory expenses were also well below the peer-group average.
The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.
The benefit of economies of scale
The board concluded that each fund’s arrangement with Vanguard ensures that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.
The board will consider whether to renew the advisory arrangements again after a one-year period.

The People Who Govern Your Fund
The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them.
A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 212 Vanguard funds.
Information for each trustee and executive officer of the fund appears below. That information, as well as the Vanguard fund count, is as of the date on the cover of this fund report. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.
Interested Trustee1
Mortimer J. Buckley
Born in 1969. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chairman of the board (2019–present) of Vanguard and of each of the investment companies served by Vanguard; chief executive officer (2018–present) of Vanguard; chief executive officer, president, and trustee (2018–present) of each of the investment companies served by Vanguard; president and director (2017–present) of Vanguard; and president (2018–present) of Vanguard Marketing Corporation. Chief investment officer (2013–2017), managing director (2002–2017), head of the Retail Investor Group (2006–2012), and chief information officer (2001–2006) of Vanguard. Chairman of the board (2011–2017) and trustee (2009–2017) of the Children’s Hospital of Philadelphia; trustee (2018–present) and vice chair (2019-present) of The Shipley School.
Independent Trustees
Emerson U. Fullwood
Born in 1948. Trustee since January 2008. Principal occupation(s) during the past five years and other experience: executive chief staff and marketing officer for North America and corporate vice president (retired 2008) of Xerox Corporation (document management products and services). Former president of the Worldwide Channels Group, Latin
America, and Worldwide Customer Service and executive chief staff officer of Developing Markets of Xerox. Executive in residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology. Director of SPX FLOW, Inc. (multi-industry manufacturing). Director of the University of Rochester Medical Center, the Monroe Community College Foundation, the United Way of Rochester, North Carolina A&T University, and Roberts Wesleyan College. Trustee of the University of Rochester.
Amy Gutmann
Born in 1949. Trustee since June 2006. Principal occupation(s) during the past five years and other experience: president (2004–present) of the University of Pennsylvania. Christopher H. Browne Distinguished Professor of Political Science, School of Arts and Sciences, and professor of communication, Annenberg School for Communication, with secondary faculty appointments in the Department of Philosophy, School of Arts and Sciences, and at the Graduate School of Education, University of Pennsylvania.
F. Joseph Loughrey
Born in 1949. Trustee since October 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2009) and vice chairman of the board (2008–2009) of Cummins Inc. (industrial machinery). Chairman of the board of Hillenbrand, Inc. (specialized consumer services), and the Lumina Foundation.

1  Mr. Buckley is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.

Director of the V Foundation. Member of the advisory council for the College of Arts and Letters and chair of the advisory board to the Kellogg Institute for International Studies, both at the University of Notre Dame.
Mark Loughridge
Born in 1953. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: senior vice president and chief financial officer (retired 2013) of IBM (information technology services). Fiduciary member of IBM’s Retirement Plan Committee (2004–2013), senior vice president and general manager (2002–2004) of IBM Global Financing, vice president and controller (1998–2002) of IBM, and a variety of other prior management roles at IBM. Member of the Council on Chicago Booth.
Scott C. Malpass
Born in 1962. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: chief investment officer (retired June 2020) and vice president (retired June 2020) of the University of Notre Dame. Assistant professor of finance at the Mendoza College of Business, University of Notre Dame, and member of the Notre Dame 403(b) Investment Committee (retired June 2020). Member of the board of Catholic Investment Services, Inc. (investment advisors) and the board of superintendence of the Institute for the Works of Religion.
Deanna Mulligan
Born in 1963. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chief executive officer (2011–present) of The Guardian Life Insurance Company of America. President (2010-2019), chief operating officer (2010–2011), and executive vice president (2008–2010) of Individual Life and Disability of The Guardian Life Insurance Company of America. Member of the board of The Guardian Life Insurance Company of America, the American Council of Life Insurers, and the Economic Club of New York. Trustee of the Partnership for New York City (business leadership), Chief Executives for Corporate Purpose, New York-Presbyterian Hospital, Catalyst, and the Bruce Museum (arts and science). Member of the Advisory Council for the Stanford Graduate School of Business.
André F. Perold
Born in 1952. Trustee since December 2004. Principal occupation(s) during the past five years and other experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011). Chief investment officer and co-managing partner of HighVista Strategies (private investment firm). Member of the board of advisors and member of the investment committee of the Museum of Fine Arts Boston. Member of the board (2018–present) of RIT Capital Partners (investment firm); Member of the investment committee of Partners Health Care System.
Sarah Bloom Raskin
Born in 1961. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: deputy secretary (2014–2017) of the United States Department of the Treasury. Governor (2010–2014) of the Federal Reserve Board. Commissioner (2007–2010) of financial regulation for the State of Maryland. Member of the board of directors (2012–2014) of Neighborhood Reinvestment Corporation. Director (2017–present) of i(x) Investments, LLC; director (2017–present) of Reserve Trust. Rubinstein Fellow (2017–present) of Duke University; trustee (2017–present) of Amherst College, and trustee (2019-present) of the Folger Shakespeare Library.
Peter F. Volanakis
Born in 1955. Trustee since July 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2010) of Corning Incorporated (communications equipment) and director of Corning Incorporated (2000–2010) and Dow Corning (2001–2010). Director (2012) of SPX Corporation (multi-industry manufacturing). Overseer of the Amos Tuck School of Business Administration, Dartmouth College (2001–2013). Chairman of the board of trustees of Colby-Sawyer College. Member of the board of Hypertherm Inc. (industrial cutting systems, software, and consumables).
Executive Officers
John Bendl
Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief financial officer (2019–present) of each of the investment companies served by Vanguard. Chief accounting officer, treasurer, and controller of Vanguard (2017–present). Partner (2003–2016) at KPMG (audit, tax, and advisory services).
Glenn Booraem
Born in 1967. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Investment stewardship officer (2017–present), treasurer (2015–2017), controller

(2010–2015), and assistant controller (2001–2010) of each of the investment companies served by Vanguard.
Christine M. Buchanan
Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Treasurer (2017–present) of each of the investment companies served by Vanguard. Partner (2005–2017) at KPMG (audit, tax, and advisory services).
David Cermak
Born in 1960. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Finance director (2019–present) of each of the investment companies served by Vanguard. Managing director and head (2017–present) of Vanguard Investments Singapore. Managing director and head (2017–2019) of Vanguard Investments Hong Kong. Representative director and head (2014–2017) of Vanguard Investments Japan.
Thomas J. Higgins
Born in 1957. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Finance director (2019–present), chief financial officer (2008–2019), and treasurer (1998–2008) of each of the investment companies served by Vanguard.
Peter Mahoney
Born in 1974. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Controller (2015–present) of each of the investment companies served by Vanguard. Head of International Fund Services (2008–2014) at Vanguard.
Anne E. Robinson
Born in 1970. Principal occupation(s) during the past five years and other experience: general counsel (2016–present) of Vanguard. Secretary (2016–present)
of Vanguard and of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Managing director and general counsel of Global Cards and Consumer Services (2014–2016) at Citigroup. Counsel (2003–2014) at American Express.
Michael Rollings
Born in 1963. Principal occupation(s) during the past five years and other experience: finance director (2017–present) and treasurer (2017) of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Chief financial officer (2016–present) of Vanguard. Director (2016–present) of Vanguard Marketing Corporation. Executive vice president and chief financial officer (2006–2016) of MassMutual Financial Group.
John E. Schadl
Born in 1972. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief compliance officer (2019–present) of Vanguard and of each of the investment companies served by Vanguard. Assistant vice president (2019–present) of Vanguard Marketing Corporation.
Vanguard Senior Management Team
Joseph Brennan	Chris D. McIsaac
Mortimer J. Buckley	James M. Norris
Gregory Davis	Thomas M. Rampulla
John James	Karin A. Risi
Martha G. King	Anne E. Robinson
John T. Marcante	Michael Rollings

© 2020 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
CMT0 102020

Item 2: Code of Ethics. The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The Code of Ethics was amended during the reporting period covered by this report to make certain technical, non-material changes.

Item 3: Audit Committee Financial Expert. All members of the Audit Committee have been determined by the Registrant’s Board of Trustees to be Audit Committee Financial Experts and to be independent: F. Joseph Loughrey, Mark Loughridge, Sarah Bloom Raskin, and Peter F. Volanakis.

Item 4: Principal Accountant Fees and Services.

(a)            Audit Fees.

Audit Fees of the Registrant.

Fiscal Year Ended August 31, 2020: $53,000
Fiscal Year Ended August 31, 2019: $53,000

Aggregate Audit Fees of Registered Investment Companies in the Vanguard Group.

Fiscal Year Ended August 31, 2020: $10,761,407
Fiscal Year Ended August 31, 2019: $9,568,215

Includes fees billed in connection with audits of the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(b)            Audit-Related Fees.

Fiscal Year Ended August 31, 2020: $2,915,863
Fiscal Year Ended August 31, 2019: $3,012,031

Includes fees billed in connection with assurance and related services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(c)            Tax Fees.

Fiscal Year Ended August 31, 2020: $247,168
Fiscal Year Ended August 31, 2019: $357,238

Includes fees billed in connection with tax compliance, planning, and advice services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(d)            All Other Fees.

Fiscal Year Ended August 31, 2020: $115,000
Fiscal Year Ended August 31, 2019: $0

Includes fees billed for services related to tax reported information provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(e)            (1) Pre-Approval Policies. The policy of the Registrant’s Audit Committee is to consider, and, if appropriate, approve before the principal accountant is engaged for such services, all specific audit and non-audit services provided to: the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant. In making a determination, the Audit Committee considers whether the services are consistent with maintaining the principal accountant’s independence.

In the event of a contingency situation in which the principal accountant is needed to provide services in between scheduled Audit Committee meetings, the Chairman of the Audit Committee would be called on to consider and, if appropriate, pre-approve audit or permitted non-audit services in an amount sufficient to complete services through the next Audit Committee meeting, and to determine if such services would be consistent with maintaining the accountant’s independence. At the next scheduled Audit Committee meeting, services and fees would be presented to the Audit Committee for formal consideration, and, if appropriate, approval by the entire Audit Committee. The Audit Committee would again consider whether such services and fees are consistent with maintaining the principal accountant’s independence.

The Registrant’s Audit Committee is informed at least annually of all audit and non-audit services provided by the principal accountant to the Vanguard complex, whether such services are provided to: the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., or other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant.

(2) No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)            For the most recent fiscal year, over 50% of the hours worked under the principal accountant’s engagement were not performed by persons other than full-time, permanent employees of the principal accountant.

(g)            Aggregate Non-Audit Fees.

Fiscal Year Ended August 31, 2020: $362,168
Fiscal Year Ended August 31, 2019: $357,238

Includes fees billed for non-audit services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(h)            For the most recent fiscal year, the Audit Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant’s independence.

Item 5: Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in rule 10A-3 under the Securities Exchange Act of 1934 (“Exchange Act”). The Registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant’s audit committee members are: F. Joseph Loughrey, Mark Loughridge, Sarah Bloom Raskin, and Peter F. Volanakis.

Item 6: Investments.

Not applicable.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. In July 2020, a third-party service provider began performing certain administrative and accounting services for Vanguard Market Liquidity Fund and Vanguard Municipal Cash Management Fund. There were no other significant changes in the Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13: Exhibits.

(a)	Code of Ethics.

(b)	Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD CMT FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: October 20, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD CMT FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: October 20, 2020

VANGUARD CMT FUNDS

BY:	/s/ JOHN BENDL*
JOHN BENDL
CHIEF FINANCIAL OFFICER

Date: October 20, 2020

* By: /s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on October 23, 2020 (see File Number 2-52698), Incorporated by Reference.